Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Textual) [Abstract]
Contractual maturities of cash and cash equivalents	three months or less
Trailing Twelve month average price	12 months
Percentage of estimated proved reserves	98.00%
Amortization expense	$ 1,426,000	$ 1,077,000	$ 981,000
Write-off of debt issuance costs	400,000
Impairment expense	0	15,141,000	11,800,000
Revenue recognition	0	0
Period of advance written notice of non-renewal	30 days
Advance written notice non renewal period maximum	60 days
Percentage of total revenue	10.00%
Percentage of taxable margin	1.00%
Chance of tax effect being realized	more than a 50%
Uncertain tax positions that required recognition	$ 0	$ 0
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years